Segmented Information - Summary of Information Relati (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 1,350,759	$ 784,495
Production costs and royalties	868,018	536,309
Depreciation	253,453	147,289
Mine operating earnings	229,288	100,897
Capital expenditures	205,807	144,348
Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	785,366	784,495
Production costs and royalties	538,054	536,309
Depreciation	172,299	146,814
Mine operating earnings	75,013	101,372
Capital expenditures	116,531	143,704
Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	565,393
Production costs and royalties	329,964
Depreciation	79,824
Mine operating earnings	155,605
Capital expenditures	89,142
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	248,744	236,835
Production costs and royalties	191,320	187,920
Depreciation	104,701	83,620
Mine operating earnings	(47,277)	(34,705)
Capital expenditures	47,722	59,480
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	177,698	164,050
Production costs and royalties	75,139	70,864
Depreciation	23,175	22,567
Mine operating earnings	79,384	70,619
Capital expenditures	20,139	22,473
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	117,118	114,739
Production costs and royalties	76,962	75,382
Depreciation	13,638	12,867
Mine operating earnings	26,518	26,490
Capital expenditures	8,013	14,551
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	101,549	117,517
Production costs and royalties	73,396	68,066
Depreciation	15,482	15,476
Mine operating earnings	12,671	33,975
Capital expenditures	10,703	10,370
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	76,968	60,503
Production costs and royalties	57,805	43,405
Depreciation	9,449	6,200
Mine operating earnings	9,714	10,898
Capital expenditures	4,938	6,949
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	63,289	90,851
Production costs and royalties	63,432	90,672
Depreciation	5,854	6,084
Mine operating earnings	(5,997)	(5,905)
Capital expenditures	23,909	29,881
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Revenue	0
Production costs and royalties	0
Depreciation	0
Mine operating earnings	0
Capital expenditures	1,107
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	189,372
Production costs and royalties	90,877
Depreciation	28,649
Mine operating earnings	69,846
Capital expenditures	31,239
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	174,803
Production costs and royalties	99,915
Depreciation	14,873
Mine operating earnings	60,015
Capital expenditures	47,557
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Revenue	201,218
Production costs and royalties	139,172
Depreciation	36,302
Mine operating earnings	25,744
Capital expenditures	10,346
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	488	145
Mine operating earnings	(488)	(145)
Capital expenditures	125	440
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	0	0
Mine operating earnings	0	0
Capital expenditures	9	39
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Revenue	0	0
Production costs and royalties	0	0
Depreciation	842	330
Mine operating earnings	(842)	(330)
Capital expenditures	$ 0	$ 165